Label	Element	Value
Noncontrolling Interest [Member]
Temporary Equity, Decrease In Ownership In Subsidiaries	yndx_TemporaryEquityDecreaseInOwnershipInSubsidiaries	₽ (221,000,000)
Temporary Equity, net Loss	us-gaap_TemporaryEquityNetIncome	(15,000,000)
Temporary Equity, Change In Fair Value	yndx_TemporaryEquityChangeInFairValue	₽ 1,300,000,000